Financial Instruments Measured at Fair Value (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 5,216,000	$ 5,854,000	$ 524,000
Money Market funds, included in cash equivalents	72,000,000	3,225,000	21,931,000
Preferred stock warrant liability		(610,000)	(306,000)	(26,000)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	5,216,000	5,854,000	524,000
Money Market funds, included in cash equivalents	72,000,000	3,225,000	21,931,000
Preferred stock warrant liability
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash
Money Market funds, included in cash equivalents
Preferred stock warrant liability
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash
Money Market funds, included in cash equivalents
Preferred stock warrant liability		$ (610,000)	$ (306,000)